Retirement Benefits	12 Months Ended
Dec. 31, 2012
Retirement Benefits [Abstract]
Retirement Benefits
Retirement Benefits
The Company maintains qualified and non-qualified defined benefit pension plans for its U.S. and non-U.S. eligible employees. The Company’s policy for funding its tax qualified defined benefit retirement plans is to contribute amounts at least sufficient to meet the funding requirements set forth by U.S. law and the laws of the non-U.S. jurisdictions in which the Company offers defined benefit plans.
Combined U.S. and non-U.S. Plans
The weighted average actuarial assumptions utilized for the U.S. and significant non-U.S. defined benefit plans and postretirement benefit plans are as follows:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Weighted average assumptions:
Discount rate (for expense)	4.91%	5.59%	5.05%	5.81%
Expected return on plan assets	8.03%	8.19%	—	—
Rate of compensation increase (for expense)	3.09%	4.08%	—	—
Discount rate (for benefit obligation)	4.38%	4.91%	4.32%	5.05%
Rate of compensation increase (for benefit obligation)	2.43%	3.09%	—	—

The Company uses actuaries from Mercer, a subsidiary of the Company, to perform valuations of its pension plans. The long-term rate of return assumption is determined for each plan based on the facts and circumstances that exist as of the measurement date, and the specific portfolio mix of each plan’s assets. The Company utilizes a model developed by the Mercer actuaries to assist in the determination of this assumption. The model takes into account several factors, including: actual and target portfolio allocation; investment, administrative and trading expenses incurred directly by the plan trust; historical portfolio performance; relevant forward-looking economic analysis; and expected returns, variances and correlations for different asset classes. These measures are used to determine probabilities using standard statistical techniques to calculate a range of expected returns on the portfolio. The Company generally does not adjust the rate of return assumption from year to year if, at the measurement date, it is within the best estimate range, defined as between the 25th and 75th percentile of the expected long-term annual returns in accordance with the “American Academy of Actuaries Pension Practice Council Note May 2001 Selecting and Documenting Investment Return Assumptions” and consistent with Actuarial Standards of Practice No. 27. Historical long-term average asset returns of each plan are also reviewed to determine whether they are consistent and reasonable compared with the best estimate range. The expected return on plan assets is determined by applying the assumed long-term rate of return to the market-related value of plan assets. This market-related value recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future market-related value of the assets will be impacted as previously deferred gains or losses are recorded.
The target asset allocation for the U.S. Plan is 58% equities and equity alternatives and 42% fixed income. At the end of 2012, the actual allocation for the U.S. Plan was 58% equities and equity alternatives and 42% fixed income. The target asset allocation for the U.K. Plan, which comprises approximately 82% of non-U.S. Plan assets, is 53% equities and equity alternatives and 47% fixed income. At the end of 2012, the actual allocation for the U.K. Plan was 52% equities and equity alternatives and 48% fixed income. The assets of the Company's defined benefit plans are diversified and are managed in accordance with applicable laws and with the goal of maximizing the plans' real return within acceptable risk parameters. The Company uses threshold-based portfolio rebalancing to ensure the actual portfolio remains consistent with target asset allocation ranges.
The discount rate selected for each U.S. plan is based on a model bond portfolio with coupons and redemptions that closely match the expected liability cash flows from the plan. Discount rates for non-U.S. plans are based on appropriate bond indices such as the Markit iBoxx £ Corporates AA 15+ index in the U.K. Projected compensation increases reflect current expectations as to future levels of inflation.
The components of the net periodic benefit cost for defined benefit and other postretirement plans are as follows:

Combined U.S. and significant non-U.S. Plans	Pension			Postretirement
For the Years Ended December 31,	Benefits			Benefits
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Service cost	$240	$226	$197	$5	$5	$4
Interest cost	596	609	578	13	13	14
Expected return on plan assets	(905)	(887)	(815)	—	—	—
Amortization of prior service credit	(19)	(19)	(21)	(14)	(13)	(13)
Recognized actuarial loss (credit)	270	215	144	—	(4)	—
Net periodic benefit cost	$182	$144	$83	$4	$1	$5

Plan Assets
For the U.S. plan, investment allocation decisions are made by a fiduciary committee composed of senior executives appointed by the Company’s Chief Executive Officer. For the non-U.S. plans, investment allocation decisions are made by local fiduciaries, in consultation with the Company for the larger plans. Plan assets are invested in a manner consistent with the fiduciary standards set forth in all relevant laws relating to pensions and trusts in each country. Primary investment objectives are (1) to achieve an investment return that, in combination with current and future contributions, will provide sufficient funds to pay benefits, and (2) to minimize the risk of large losses. The investment allocations are designed to meet these objectives by broadly diversifying plan assets among numerous asset classes with differing expected returns, volatilities, and correlations.
The major categories of plan assets include equity securities, equity alternative investments, and fixed income securities. For the U.S. qualified plan, the category ranges are 53-63% for equities and equity alternatives, and 37-47% for fixed income. For the U.K. Plan, the category ranges are 50-56% for equities and equity alternatives, and 44-50% for fixed income. Asset allocation ranges are evaluated generally every three years. Asset allocation is monitored frequently and re-balancing actions are taken as appropriate.
Plan investments are exposed to stock market, interest rate, and credit risk. Concentrations of these risks are generally limited due to diversification by investment style within each asset class, diversification by investment manager, diversification by industry sectors and issuers, and the dispersion of investments across many geographic areas.
Unrecognized Actuarial Gains/Losses
In accordance with applicable accounting guidance, the funded status of the Company's pension plans is recorded in the consolidated balance sheets and provides for a delayed recognition of actuarial gains or losses arising from changes in the projected benefit obligation due to changes in the assumed discount rates, differences between the actual and expected value of plan assets and other assumption changes. The unrecognized pension plan actuarial gains or losses and prior service costs not yet recognized in net periodic pension cost are recognized in AOCI, net of tax. These gains and losses are amortized prospectively out of AOCI over a period that approximates the average remaining service period of active employees, or for plans in which substantially all the participants are inactive, over the remaining life expectancy of the inactive employees.
U.S. Plans
The following schedules provide information concerning the Company’s U.S. defined benefit pension plans and postretirement benefit plans:

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$4,533	$4,041	$162	$180
Service cost	93	83	3	3
Interest cost	230	231	8	8
Actuarial (gain) loss	522	352	13	(20)
Medicare Part D subsidy	—	—	3	4
Benefits paid	(181)	(174)	(13)	(13)
Benefit obligation, December 31	$5,197	$4,533	$176	$162
Change in plan assets:
Fair value of plan assets at beginning of year	$3,493	$3,444	$—	$—
Actual return on plan assets	500	199	—	—
Employer contributions	124	24	10	9
Medicare Part D subsidy	—	—	3	4
Benefits paid	(181)	(174)	(13)	(13)
Fair value of plan assets, December 31	$3,936	$3,493	$—	$—
Net funded status, December 31	$(1,261)	$(1,040)	$(176)	$(162)
Amounts recognized in the consolidated balance sheets:
Current liabilities	$(25)	$(124)	$(9)	$(9)
Noncurrent liabilities	(1,236)	(916)	(167)	(153)
Net liability recognized, December 31	$(1,261)	$(1,040)	$(176)	$(162)
Amounts recognized in other comprehensive income (loss):
Prior service credit	$23	$39	$—	$13
Net actuarial (loss) gain	(1,887)	(1,695)	(2)	12
Total recognized accumulated other comprehensive (loss) income, December 31	$(1,864)	$(1,656)	$(2)	$25
Cumulative employer contributions in excess (deficient) of net periodic cost	603	616	(174)	(187)
Net amount recognized in consolidated balance sheet	$(1,261)	$(1,040)	$(176)	$(162)
Accumulated benefit obligation at December 31	$5,114	$4,467	$—	$—

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of prior service credit (charge) recognized in accumulated other comprehensive income (loss):
Beginning balance	$39	$55	$13	$26
Recognized as component of net periodic benefit credit	(16)	(16)	(13)	(13)
Prior service credit, December 31	$23	$39	$—	$13

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of net actuarial gain (loss) recognized in accumulated other comprehensive income (loss):
Beginning balance	$(1,695)	$(1,327)	$12	$(4)
Recognized as component of net periodic benefit cost	152	100	(1)	(4)
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Liability experience	(522)	(352)	(13)	20
Asset experience	178	(116)	—	—
Total gain (loss) recognized as change in plan assets and benefit obligations	(344)	(468)	(13)	20
Net actuarial gain (loss), December 31	$(1,887)	$(1,695)	$(2)	$12

For the Years Ended December 31,	U.S. Pension Benefits			U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$346	$467	$148	$24	$(9)	$26

Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year:

	U.S. Pension Benefits	U.S. Postretirement Benefits
(In millions of dollars)	2013	2013
Prior service cost	$(16)	$—
Net actuarial loss	202	—
Projected cost	$186	$—

The weighted average actuarial assumptions utilized in determining the above amounts for the U.S. defined benefit and other U.S. postretirement plans as of the end of the year are as follows:

	U.S. Pension Benefits		U.S. Postretirement Benefits
	2012	2011	2012	2011
Weighted average assumptions:
Discount rate (for expense)	5.15%	5.90%	5.10%	5.95%
Expected return on plan assets	8.75%	8.75%	—	—
Rate of compensation increase (for expense)	2.00%	3.90%	—	—
Discount rate (for benefit obligation)	4.45%	5.15%	4.25%	5.10%
Rate of compensation increase (for benefit obligation)	2.00%	2.00%	—	—

The projected benefit obligation, accumulated benefit obligation and aggregate fair value of plan assets for U.S. pension plans with accumulated benefit obligations in excess of plan assets were $5.2 billion, $5.1 billion and $3.9 billion, respectively, as of December 31, 2012 and $4.5 billion, $4.5 billion and $3.5 billion, respectively, as of December 31, 2011.
The projected benefit obligation and fair value of plan assets for U.S. pension plans with projected benefit obligations in excess of plan assets was $5.2 billion and $3.9 billion, respectively, as of December 31, 2012 and $4.5 billion and $3.5 billion, respectively, as of December 31, 2011.
As of December 31, 2012, the U.S. qualified plan holds eight million shares of the Company’s common stock which were contributed to the Plan by the Company in 2005. This represents approximately 7% of that plan’s assets as of December 31, 2012. In addition, plan assets may be invested in funds managed by Mercer Investments.
The components of the net periodic benefit cost for the U.S. defined benefit and other postretirement benefit plans are as follows:

U.S. Plans only	Pension Benefits			Postretirement Benefits
For the Years Ended December 31,
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Service cost	$93	$83	$76	$3	$3	$3
Interest cost	230	231	227	8	8	10
Expected return on plan assets	(322)	(315)	(295)	—	—	—
Amortization of prior service credit	(16)	(16)	(18)	(13)	(13)	(13)
Recognized actuarial loss (credit)	152	100	71	(1)	(4)	—
Net periodic benefit cost (credit)	$137	$83	$61	$(3)	$(6)	$—

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 became law. The net periodic benefit cost shown above for 2012, 2011 and 2010, respectively, includes the subsidy.
The assumed health care cost trend rate for Medicare eligibles is approximately 7.86% in 2012, gradually declining to 4.5% in 2028, and the rate for non-Medicare eligibles is 7.73% in 2012, gradually declining to 4.50% in 2028. Assumed health care cost trend rates have a small effect on the amounts reported for the U.S. health care plans because the Company caps its share of health care trend at 5%. A one percentage point change in assumed health care cost trend rates would have the following effects:

(In millions of dollars)	1 Percentage Point Increase	1 Percentage Point Decrease
Effect on total of service and interest cost components	$—	$—
Effect on postretirement benefit obligation	$1	$(5)

Estimated Future Contributions
The Company expects to fund approximately $25 million for its U.S. non-qualified plan in 2013. The Company’s policy for funding its tax-qualified defined benefit retirement plans is to contribute amounts at least sufficient to meet the funding requirements set forth in the U.S. and applicable foreign law. There currently is no ERISA funding requirement for the U.S. qualified plan for 2013.
Non-U.S. Plans
The following schedules provide information concerning the Company’s non-U.S. defined benefit pension plans and non-U.S. postretirement benefit plans:

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$7,717	$6,802	$91	$83
Service cost	147	143	2	2
Interest cost	366	378	5	5
Employee contributions	11	14	—	—
Actuarial loss	419	575	10	5
Plan amendments	(71)	(3)	—	—
Effect of settlement	(11)	(7)	—	—
Effect of curtailment	(3)	(1)	(1)	—
Benefits paid	(278)	(266)	(4)	(4)
Foreign currency changes	280	66	4	—
Other	2	16	—	—
Benefit obligation at, December 31	$8,579	$7,717	$107	$91
Change in plan assets:
Fair value of plan assets at beginning of year	$7,206	$6,741	$—	$—
Actual return on plan assets	721	311	—	—
Effect of settlement	(11)	(6)	—	—
Company contributions	389	320	4	4
Employee contributions	11	14	—	—
Benefits paid	(278)	(266)	(4)	(4)
Foreign currency changes	273	82	—	—
Other	1	10	—	—
Fair value of plan assets, December 31	$8,312	$7,206	$—	$—
Net funded status, December 31	$(267)	$(511)	$(107)	$(91)
Amounts recognized in the consolidated balance sheets:
Non-current assets	$258	$39	$—	$—
Current liabilities	(6)	(106)	(4)	(4)
Non-current liabilities	(519)	(444)	(103)	(87)
Net liability recognized, December 31	$(267)	$(511)	$(107)	$(91)
Amounts recognized in other comprehensive income (loss):
Prior service credit	$93	$23	$—	$1
Net actuarial (loss) gain	(3,309)	(3,038)	(27)	(19)
Total recognized accumulated other comprehensive (loss) income, December 31	$(3,216)	$(3,015)	$(27)	$(18)
Cumulative employer contributions in excess (deficient) of net periodic cost	2,949	2,504	(80)	(73)
Net amount recognized in consolidated balance sheet, December 31	$(267)	$(511)	$(107)	$(91)
Accumulated benefit obligation, December 31	$8,229	$7,246	$—	$—

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of prior service credit (cost):
Beginning balance	$23	$23	$1	$1
Recognized as component of net periodic benefit credit	(3)	3	(1)	—
Effect of curtailment	(1)	—	—	—
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Plan amendments	71	(3)	—	—
Exchange rate adjustments	3	—	—	—
Prior service credit, December 31	$93	$23	$—	$1

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of net actuarial gain (loss):
Beginning balance	$(3,038)	$(2,305)	$(19)	$(14)
Recognized as component of net periodic benefit cost	118	115	1	—
Effect of settlement	1	—	—	—
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Liability experience	(419)	(575)	(10)	(5)
Asset experience	138	(261)	—	—
Effect of curtailment	3	(1)	1	—
Total amount recognized as change in plan assets and benefit obligations	(278)	(837)	(9)	(5)
Exchange rate adjustments	(112)	(11)	—	—
Net actuarial gain (loss), December 31	$(3,309)	$(3,038)	$(27)	$(19)

For the Years Ended December 31,	Non-U.S. Pension Benefits			Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Total recognized in net periodic benefit cost and other comprehensive loss	$246	$792	$66	$16	$12	$15

Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year:

	Non-U.S. Pension Benefits	Non-U.S. Postretirement Benefits
(In millions of dollars)	2013	2013
Prior service cost	$(6)	$—
Net actuarial loss	112	2
Projected cost	$106	$2

The weighted average actuarial assumptions utilized for the non-U.S. defined and postretirement benefit plans as of the end of the year are as follows:

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
	2012	2011	2012	2011
Weighted average assumptions:
Discount rate (for expense)	4.77%	5.41%	4.95%	5.51%
Expected return on plan assets	7.68%	7.91%	—	—
Rate of compensation increase (for expense)	3.73%	4.19%	—	—
Discount rate (for benefit obligation)	4.33%	4.77%	4.45%	4.95%
Rate of compensation increase (for benefit obligation)	2.69%	3.73%	—	—

The non-U.S. defined benefit plans do not have any direct ownership of the Company’s common stock.
The pension plan in the United Kingdom holds a limited partnership interest in the Trident III private equity fund valued at approximately $200 million at December 31, 2012.
The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the non-U.S. pension plans with accumulated benefit obligations in excess of plan assets were $1.7 billion, $1.6 billion and $1.2 billion, respectively, as of December 31, 2012 and $1.4 billion, $1.3 billion and $1 billion, respectively, as of December 31, 2011.
The projected benefit obligation and fair value of plan assets for non-U.S. pension plans with projected benefit obligations in excess of plan assets was $1.7 billion and $1.2 billion, respectively, as of December 31, 2012 and $7.6 billion and $7.0 billion, respectively, as of December 31, 2011.
The components of the net periodic benefit cost for the non-U.S. defined benefit and other postretirement benefit plans and the curtailment, settlement and termination expenses are as follows:

For the Years Ended December 31,	Non-U.S. Pension Benefits			Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Service cost	$147	$143	$121	$2	$2	$1
Interest cost	366	378	351	5	5	4
Expected return on plan assets	(583)	(572)	(520)	—	—	—
Amortization of prior service cost	(3)	(3)	(3)	(1)	—	—
Recognized actuarial loss	118	115	73	1	—	—
Net periodic benefit cost	45	61	22	7	7	5
Settlement loss	1	—	5	—	—	—
Curtailment credit	(1)	—	—	—	—	—
Special termination benefits	—	—	1	—	—	—
Total cost	$45	$61	$28	$7	$7	$5

The assumed health care cost trend rate was approximately 5.47% in 2012, gradually declining to 4.48% in 2031. Assumed health care cost trend rates can have a significant effect on the amounts reported for the non-U.S. health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

(In millions of dollars)	1 Percentage Point Increase	1 Percentage Point Decrease
Effect on total of service and interest cost components	$1	$(1)
Effect on postretirement benefit obligation	$12	$(10)

Estimated Future Contributions
The Company expects to fund approximately $623 million to its non-U.S. pension plans in 2013. Funding requirements for non-U.S. plans vary by country. Contribution rates are generally based on local funding practices and requirements, which may differ significantly from measurements under U.S. GAAP. Funding amounts may be influenced by future asset performance, the level of discount rates and other variables impacting the assets and/or liabilities of the plan. Discretionary contributions may also be affected by alternative uses of the Company’s cash flows, including dividends, investments and share repurchases.
Estimated Future Benefit Payments
The Plan’s estimated future benefit payments for its pension and postretirement benefits (without reduction for Medicare subsidy receipts) at December 31, 2012 are as follows:

December 31,	Pension Benefits		Postretirement Benefits
(In millions of dollars)	U.S.	Non-U.S.	U.S.	Non-U.S.
2013	$210	$275	$11	$4
2014	$221	$276	$11	$4
2015	$231	$287	$11	$4
2016	$242	$310	$11	$4
2017	$251	$321	$11	$5
2018-2022	$1,394	$1,910	$59	$27

Defined Benefit Plans Fair Value Disclosures
In December 2008 the FASB issued guidance for Employers’ Disclosures About Pension and Other Post Retirement Benefit Plan Assets. The guidance requires fair value plan asset disclosures for an employer’s defined benefit pension and postretirement plans similar to the guidance on Fair Value Measurements as well as (a) how investment allocation decisions are made, (b) the major categories of plan assets, and (c) significant concentrations of risk within plan assets.
The U.S. and non-U.S. plan investments are classified into Level 1, which refers to investments valued using quoted prices from active markets for identical assets; Level 2, which refers to investments not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to investments valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The following table sets forth, by level within the fair value hierarchy, a summary of the U.S. and non-U.S. plans investments measured at fair value on a recurring basis at December 31, 2012 and 2011.

	Fair Value Measurements at December 31, 2012
Assets (In millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common/Collective trusts	$16	$5,376	$—	$5,392
Corporate obligations	—	2,236	1	2,237
Corporate stocks	2,005	4	9	2,018
Private equity/Partnerships	2	2	824	828
Government securities	9	309	—	318
Real estate	11	8	357	376
Short-term investment funds	410	4	—	414
Company common stock	276	—	—	276
Other investments	11	112	216	339
Insurance group annuity contracts	—	—	23	23
Swaps	—	4	—	4
Total investments	$2,740	$8,055	$1,430	$12,225

	Fair Value Measurements at December 31, 2011
Assets (In millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common/Collective trusts	$10	$4,837	$—	$4,847
Corporate obligations	—	1,792	1	1,793
Corporate stocks	1,716	15	8	1,739
Private equity/Partnerships	—	1	779	780
Government securities	10	368	—	378
Real estate	14	4	319	337
Short-term investment funds	288	42	—	330
Company common stock	253	—	—	253
Other investments	1	34	202	237
Insurance group annuity contracts	—	—	20	20
Swaps	—	5	—	5
Total investments	$2,292	$7,098	$1,329	$10,719

There were no transfers between Level 1 and Level 2 assets during 2012 or 2011.
The tables below set forth a summary of changes in the fair value of the plans’ Level 3 assets for the years ended December 31, 2012 and December 31, 2011:

Assets (In millions)	Fair Value, January 1, 2012	Purchases	Sales	Unrealized Gain/ (Loss)	Realized Gain/ (Loss)	Exchange Rate Impact	Transfers in/(out) and Other	Fair Value, December 31, 2012
Private equity/Partnerships	$779	$86	$(79)	$138	$(113)	$13	$—	$824
Real estate	319	11	(3)	104	(86)	12	—	357
Other investments	202	17	(24)	11	6	4	—	216
Insurance group annuity contracts	20	160	(157)	1	(1)	—	—	23
Corporate stocks	8	1	—	—	—	—	—	9
Corporate obligations	1	—	—	—	—	—	—	1
Total assets	$1,329	$275	$(263)	$254	$(194)	$29	$—	$1,430

Assets (In millions)	Fair Value, January 1, 2011	Purchases	Sales	Unrealized Gain/ (Loss)	Realized Gain/ (Loss)	Exchange Rate Impact	Transfers in/(out) and Other	Fair Value, December 31, 2011
Private equity/Partnerships	$746	$119	$(80)	$(83)	$70	$7	$—	$779
Real estate	293	—	—	22	(1)	5	—	319
Other investments	177	32	(13)	6	2	(2)	—	202
Insurance group annuity contracts	20	151	(150)	8	(9)	—	—	20
Corporate stocks	1	8	—	(1)	—	—	—	8
Corporate obligations	8	1	(8)	2	(1)	—	(1)	1
Total assets	$1,245	$311	$(251)	$(46)	$61	$10	$(1)	$1,329

The following is a description of the valuation methodologies used for assets measured at fair value:
Company common stock:  Valued at the closing price reported on the New York Stock Exchange.
Common stocks, preferred stocks, convertible equity securities and rights/warrants (included in Corporate stocks):  Valued at the closing price reported on the primary exchange.
Corporate bonds (included in corporate obligations):  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable) and bond spreads. The spread data used are for the same maturity as the bond. If the spread data does not reference the issuer, then data that references a comparable issuer are used. When observable price quotations are not available, fair value is determined based on cash flow models.
Commercial paper (included in corporate obligations):  The fair value of commercial paper is estimated using observable market data such as maturity date, issue date, credit rating, current commercial paper rates and settlement date.
Commercial mortgage-backed and asset-backed securities (included in corporate obligations):  Fair value is determined using discounted cash flow models. Observable inputs are based on trade and quote activity of bonds with similar features including issuer vintage, purpose of underlying loan (first or second lien), prepayment speeds and credit ratings. The discount rate is the combination of the appropriate rate from the benchmark yield curve and the discount margin based on quoted prices.
Common/Collective trusts:  Valued at the quoted market prices of the underlying investments at year end.
U.S. government bonds (included in government securities):  The fair value of U.S. government bonds is estimated by pricing models that utilize observable market data including quotes, spreads and data points for yield curves.
U.S. agency securities (included in government securities):  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are valued by benchmarking market-derived prices to quoted market prices and trade data for identical or comparable securities. Mortgage pass-throughs include certain “To-be-announced” (TBA) securities and mortgage pass-through pools. TBA securities are generally valued using quoted market prices or are benchmarked thereto. Fair value of mortgage pass-through pools are model driven with respect to spreads of the comparable TBA security.
Private equity and real estate partnerships:  Investments in private equity and real estate partnerships are valued based on the fair value reported by the manager of the corresponding partnership. The managers provide unaudited quarterly financial statements and audited annual financial statements which set forth the value of the fund. The valuations obtained from the managers are based on various analyses on the underlying holdings in each partnership, including financial valuation models and projections, comparable valuations from the public markets, and precedent private market transactions. Investments are valued in the accompanying financial statements based on the Plan’s beneficial interest in the underlying net assets of the partnership as determined by the partnership agreement.
Insurance group annuity contracts:  The fair values for these investments are based on the current market value of the aggregate accumulated contributions plus interest earned.
Swap assets and liabilities:  Fair values for interest rate swaps, equity index swaps and inflation swaps are estimated using a discounted cash flow pricing model. These models use observable market data such as contractual fixed rate, broker quotes, spot equity price or index value and dividend data. The fair values of credit default swaps are estimated using an income approach model which determines expected cash flows based on default probabilities from the issuer specific credit spread curve and credit loss recovery rates, both of which are dependent on market quotes.
Real estate investment trusts:  Valued at the closing price reported on an exchange.
Short-term investment funds:  Primarily high-grade money market instruments valued at net asset value at year-end.
Real estate: Valued by investment managers generally using proprietary pricing models.
Registered investment companies:  Valued at the closing price reported on the primary exchange.

Defined Contribution Plans
The Company maintains certain defined contribution plans for its employees, including the Marsh & McLennan Companies 401(k) Savings & Investment Plan (“401(k) Plan”), that are qualified under U.S. tax laws. Under these plans, eligible employees may contribute a percentage of their base salary, subject to certain limitations. For the 401(k) Plan, the Company matches a fixed portion of the employees’ contributions. The 401(k) Plan contains an Employee Stock Ownership Plan feature under U.S. tax law. Approximately $375 million of the 401(k) Plan’s assets at December 31, 2012 and $366 million at December 31, 2011 were invested in the Company’s common stock. If a participant does not choose an investment direction for his or her future contributions, they are automatically invested in a BlackRock LifePath Portfolio that most closely matches the participant’s expected retirement year. The cost of these defined contribution plans related to continuing operations was $50 million in 2012 and $48 million for 2011 and 2010.